Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 £ / shares shares
Ordinary shares, par value | £ / shares	£ 0.00001
Ordinary shares, authorized	800,000,000	800,000,000
Preferred shares, par value | (per share)	£ 0.00001	$ 0.00001	£ 0.00001
Preferred shares, authorized	0	0	300,000,000
Preferred shares, issued	0	0	106,081,025
Preferred shares, outstanding	0	0	106,081,025
Deferred shares, issued	142,443,366	142,443,366
Ordinary shares
Ordinary shares, par value | £ / shares	£ 0.00001		£ 0.00001
Ordinary shares, authorized	800,000,000	800,000,000	0
Ordinary shares, issued	35,854,945	35,854,945	0
Ordinary shares, outstanding	35,854,945	35,854,945	0
A-G Ordinary shares
Ordinary shares, par value | £ / shares	£ 0.00001		£ 0.00001
Ordinary shares, authorized	0	0	800,000,000
Ordinary shares, issued	0	0	16,047,440
Ordinary shares, outstanding	0	0	16,047,440
Deferred Shares
Deferred shares, par value | £ / shares	£ 0.00001		£ 0.00001
Deferred shares, authorized	144,517,898	144,517,898	110,370
Deferred shares, issued	144,517,898	144,517,898	110,370
Deferred shares, outstanding	144,517,898	144,517,898	110,370
Deferred B Shares
Deferred shares, par value | £ / shares	£ 0.001		£ 0.001
Deferred shares, authorized	123,638,835	123,638,835	0
Deferred shares, issued	123,638,835	123,638,835	0
Deferred shares, outstanding	123,638,835	123,638,835	0